Accounts receivable, net - Allowance of credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Balance at the beginning of the year	¥ 96,959	¥ 85,115
Additions	12,388	28,006
Write-off	(2,683)	(16,162)
Recovery of write-off	368
Balance at the end of the year	¥ 107,032	¥ 96,959